Share-based compensation - Movements in Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes In Share-Based Payments [Abstract]
Balance at beginning of period	$ 56,805	$ 40,317	$ 25,075
Movement in the period	16,205	16,488	15,242
Balance at end of period	$ 73,010	$ 56,805	$ 40,317